INCOME TAXES (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INCOME TAXES
PRC statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Reconciliation of tax computed by applying statutory income tax rate to the income tax expense
Loss from continuing operations before income tax expense	$ (1,718)	(10,698)	(369)	(67,243)
Income tax computed at PRC statutory tax rate of 25%	(429)	(2,674)	(93)	(16,811)
Preferential tax rates	13	83	(948)	(5,049)
International rate differences	1,545	9,622	13,514	30,007
Additional 50% tax deduction for qualified research and development expenses	(789)	(4,915)	(2,660)	(787)
Non-deductible expenses	836	5,208	5,117	2,903
Other permanent difference	(1,064)	(6,626)
Effect of changes in tax rates on deferred taxes	607	3,779	(1,586)	(38)
Deferred tax on outside basis differences				(16,684)
Changes in unrecognized tax benefits			(480)	(295)
Changes in the valuation allowance	44	276	(1,719)	(4,776)
Deferred tax adjustment	247	1,540		626
Income tax expense (benefit)	$ 1,010	6,293	11,145	(10,904)